Investment Objectives and Goals	Sep. 30, 2025
ClearShares OCIO ETF
Prospectus [Line Items]
Risk/Return [Heading]	ClearShares OCIO ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ClearShares OCIO ETF (the “Fund”) seeks to outperform a traditional 60/40 mix of global equity and fixed income investments.
ClearShares Ultra-Short Maturity ETF
Prospectus [Line Items]
Risk/Return [Heading]	ClearShares Ultra-Short Maturity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ClearShares Ultra-Short Maturity ETF (the “Fund”) seeks current income.
ClearShares Piton Intermediate Fixed Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	ClearShares Piton Intermediate Fixed Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ClearShares Piton Intermediate Fixed Income ETF (the “Fund”) seeks current income consistent with the long term preservation of capital.